Asset Acquisition and License Agreements - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2007 Millennium	Dec. 31, 2009 Millennium	Dec. 31, 2009 Millennium Series C Convertible Preferred Stock	Nov. 30, 2007 Millennium Maximum	Dec. 31, 2011 Astellas Pharma Inc	Dec. 31, 2008 Astellas Pharma Inc	Dec. 31, 2012 Astellas Pharma Inc	Dec. 31, 2012 Astellas Pharma Inc Maximum
Asset Acquisition [Line Items]
License fees paid						$ 5,000,000	$ 250,000			$ 7,200,000	$ 1,000,000
Research and Development Expense	38,556,000	26,049,000	49,717,000	46,089,000	43,260,000	5,000,000		250,000		7,200,000
Additional license fees payable on occurrence of specified events									$ 35,000,000				$ 71,500,000
Convertible preferred stock, shares issued as payment								17,667
Share price								$ 14.15
Percentage required to pay for any payment received under collaboration excluding royalties												20.00%